UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

            James Ash,Gemini Fund Services, LLC.

            80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-895-1600

Date of fiscal year end:

10/31

Date of reporting period:   1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

LJM Preservation & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014

Contracts		Expiration Date	Exercise Price	Value
	PUT OPTIONS* - 5.2%
95	S&P 500 Index Future	2/21/2014	$ 1,700	$ 213,750
52	S&P 500 Index Future	2/21/2014	1,730	178,100
74	S&P 500 Index Future	2/21/2014	1,750	338,550
57	S&P 500 Index Future	2/21/2014	1,775	379,050
37	S&P 500 Index Future	2/21/2014	1,800	355,200
19	S&P 500 Index Future	3/21/2014	1,550	24,700
33	S&P 500 Index Future	3/21/2014	1,650	97,350
38	S&P 500 Index Future	3/21/2014	1,665	129,200
74	S&P 500 Index Future	3/21/2014	1,725	444,000
57	S&P 500 Index Future	3/21/2014	1,740	397,575
56	S&P 500 Index Future	3/21/2014	1,750	431,200
	TOTAL PUT OPTIONS (Cost - $1,508,192)			2,988,675

	CALL OPTIONS* - 0.7%
37	S&P 500 Index Future	2/21/2014	1,815	86,950
28	S&P 500 Index Future	2/21/2014	1,825	45,500
70	S&P 500 Index Future	2/21/2014	1,835	76,125
37	S&P 500 Index Future	3/21/2014	1,835	121,175
33	S&P 500 Index Future	3/21/2014	1,865	47,850
	TOTAL CALL OPTIONS (Cost - $435,171)			377,600
Shares
	SHORT-TERM INVESTMENTS - 60.1%
34,356,873	Dreyfus Cash Management, Institutional Shares, 0.004%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $34,356,873)			34,356,873

	TOTAL INVESTMENTS - 66.0% (Cost - $36,300,236)			$ 37,723,148
	OTHER ASSETS LESS LIABILITIES - 34.0%			19,455,287
	NET ASSETS - 100.0%			$ 57,178,435

Contracts
	PUT OPTIONS WRITTEN* - (6.3%)
13	S&P 500 Index Future	2/21/2014	1,550	6,500
58	S&P 500 Index Future	2/21/2014	1,575	34,075
239	S&P 500 Index Future	2/21/2014	1,600	170,288
46	S&P 500 Index Future	2/21/2014	1,610	35,650
232	S&P 500 Index Future	2/21/2014	1,625	211,700
120	S&P 500 Index Future	2/21/2014	1,640	130,500
207	S&P 500 Index Future	2/21/2014	1,650	253,575
193	S&P 500 Index Future	2/21/2014	1,660	265,375
77	S&P 500 Index Future	2/21/2014	1,680	132,825
36	S&P 500 Index Future	2/21/2014	1,690	71,100
68	S&P 500 Index Future	2/21/2014	1,705	163,200
31	S&P 500 Index Future	2/21/2014	1,720	92,225
30	S&P 500 Index Future	2/21/2014	1,735	110,250
37	S&P 500 Index Future	2/21/2014	1,760	197,025
134	S&P 500 Index Future	3/21/2014	1,500	120,600
175	S&P 500 Index Future	3/21/2014	1,525	190,312
140	S&P 500 Index Future	3/21/2014	1,540	169,750
55	S&P 500 Index Future	3/21/2014	1,560	77,000
51	S&P 500 Index Future	3/21/2014	1,575	79,050
31	S&P 500 Index Future	3/21/2014	1,580	50,375
40	S&P 500 Index Future	3/21/2014	1,590	71,000
34	S&P 500 Index Future	3/21/2014	1,600	64,600
37	S&P 500 Index Future	3/21/2014	1,625	87,875
74	S&P 500 Index Future	3/21/2014	1,675	273,800
28	S&P 500 Index Future	3/21/2014	1,690	119,000
85	S&P 500 Index Future	3/21/2014	1,700	397,375
	TOTAL PUT OPTIONS WRITTEN (Premiums - $2,550,671)			3,575,025

	CALL OPTIONS WRITTEN* - (1.6%)
65	S&P 500 Index Future	2/21/2014	1,830	87,750
127	S&P 500 Index Future	2/21/2014	1,840	111,125
200	S&P 500 Index Future	2/21/2014	1,850	107,500
110	S&P 500 Index Future	2/21/2014	1,860	38,500
74	S&P 500 Index Future	2/21/2014	1,870	16,650
51	S&P 500 Index Future	2/21/2014	1,890	5,100
60	S&P 500 Index Future	2/21/2014	1,900	3,750
156	S&P 500 Index Future	2/21/2014	1,910	9,750
121	S&P 500 Index Future	2/21/2014	1,920	6,050
59	S&P 500 Index Future	2/21/2014	1,930	2,950
37	S&P 500 Index Future	3/21/2014	1,860	61,050
128	S&P 500 Index Future	3/21/2014	1,870	163,200
56	S&P 500 Index Future	3/21/2014	1,875	62,300
12	S&P 500 Index Future	3/21/2014	1,880	11,550
120	S&P 500 Index Future	3/21/2014	1,890	87,000
130	S&P 500 Index Future	3/21/2014	1,900	66,625
46	S&P 500 Index Future	3/21/2014	1,910	17,825
104	S&P 500 Index Future	3/21/2014	1,920	29,900
106	S&P 500 Index Future	3/21/2014	1,930	23,850
51	S&P 500 Index Future	3/21/2014	1,940	8,925
15	S&P 500 Index Future	3/21/2014	1,960	1,875
	TOTAL CALL OPTIONS WRITTEN (Premiums - $1,746,289)			923,225

* Non-income producing security.
** Rate shown represents the rate at January 31, 2014, is subject to change and resets daily.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including written options, is $32,003,276 and differs from market value by net unrealized appreciation (depreciation) as follows:

			Unrealized appreciation	$ 2,542,575
			Unrealized depreciation	(1,320,953)
			Net unrealized depreciation	$ 1,221,622

LJM Preservation & Growth Fund
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
January 31, 2014

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options on Index Futures are valued at the settled price determined by the exchange. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

LJM Preservation & Growth Fund
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1		Level 2		Level 3	Total
Purchased Put Options	$ 2,988,675		$ -		$ -	$ 2,988,675
Purchased Call Options	$ 377,600		$ -		$ -	$ 377,600
Short-Term Investments	$ 34,356,873		$ -		$ -	$ 34,356,873
Total Assets	$ 37,723,148		$ -		$ -	$ 37,723,148

Liabilities
Call Options Written	$ 923,225		$ -		$ -	$ 923,225
Put Options Written	$ 3,575,025		$ -		$ -	$ 3,575,025
Total Liabilities	$ 4,498,250		$ -		$ -	$ 4,498,250

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
The Fund did not hold any level 3 securities during the period.

LJM Preservation & Growth Fund
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

GAAP requires disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Fund as of January 31, 2014 categorized by risk exposure:

Risk Exposure Category	Unrealized
Equity	$ 1,221,622

The amounts of derivative instruments disclosed on the Portfolio of Investments at January 31, 2014 is a reflection of the volume of derivative activity for the Fund.

A summary of option contracts written for the period ended January 31, 2014, were as follows:

	Call Options				Put Options
	Number of Options		Option Premiums		Number of Options	Option Premiums
Options outstanding beginning of period	1,899		$ 2,095,940		4,157	$ 4,259,192
Options written	4,563		4,299,041		5,603	5,815,782
Options closed	(3,236)		(3,393,679)		(1,508)	(1,666,324)
Options expired	(1,398)		(1,255,013)		(5,981)	(5,857,979)
Options outstanding end of period	1,828		$ 1,746,289		2,271	$ 2,550,671

LJM Preservation & Growth Fund
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund's liability derivatives available for offset under a master netting arrangement net of collateral pledged as of January 31, 2014, were as follows:

Gross Amounts of Assets Presented in the
Liabilities	Statement of Assets & Liabilities

Description	Gross Amount of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$ 4,498,250	(1)	$ 4,498,250	(2)	$ -	$ -
Total	$ 4,498,250		$ 4,498,250		$ -	$ -

(1) Written options at value as presented in the Portfolio of Investments.
(2) The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Andrew Rogers

       Andrew Rogers, President

Date

3/31/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew Rogers

       Andrew Rogers, President

Date

3/31/14

By

/s/ James Colantino

       James Colantino, Treasurer

Date

3/31/14